Related parties (Narrative) (Details)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Description of non-controlling interest	Rosemont Copper Company currently owns a 92.05% interest in the Rosemont project; its interest is subject to an earn-in agreement with United Copper & Moly LLC ("UCM"), pursuant to which UCM has earned a 7.95% interest in the project and may earn up to a 20% interest.